Cash generated by operating activities (Tables)	12 Months Ended
Jun. 30, 2026
Cash generated by operating activities
Schedule of cash generated by operating activities

		2026	2025	2024
for the year ended 30 June	Note	Rm	Rm	Rm
Cash flow from operations	27	56 694	46 527	57 162
(Increase)/decrease in working capital	24	(14 724)	1 276	(4 841)
		41 970	47 803	52 321